Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Retained earnings available for dividends	¥ 114,654
Minimum percentage of aggregate amount of cash dividends of retained earnings associated with cash outlays	10.00%
Minimum percentage of legal reserve and additional paid-in-capital equals to common stock	25.00%